Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 6,154	$ 287
Accounts receivable, net of allowance for credit losses of $429 and $303, respectively	2,407	4,451
Inventories	1,004	1,606
Network financing receivable, current	213	67
Prepaid expenses and other current assets	550	258
Total current assets	10,328	6,669
Network financing receivable	1,078	446
Lease right-of-use assets, net	28	55
Net investment in lease	483	531
Other non-current assets	26	25
TOTAL ASSETS	11,943	7,726
Current Liabilities
Deferred revenue, current	2,886	6,215
Accounts payable	1,813	1,914
Accrued expenses and other current liabilities	495	76
Operating lease liabilities, current	$ 29	$ 36
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Related party debt, current	$ 1,000	$ 695
Related party payables, current		240
Total current liabilities	6,223	9,176
Related party debt, net of current	996	2,725
Related party payables, net of current		342
Deferred revenue, net of current	$ 308
Operating lease liabilities, net of current		$ 19
Other Liability, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party
TOTAL LIABILITIES	$ 7,527	$ 12,262
Commitments and contingencies (see Note 11)
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.0001 par value, 100,000 and 577,067 authorized as of December 31, 2025 and December 31, 2024, respectively; none issued and outstanding as of December 31, 2025 and December 31, 2024
Stock subscription receivable		(30)
Additional Paid-in Capital	19,009	5,859
Accumulated deficit	(14,593)	(10,365)
Total stockholders' equity	4,416	(4,536)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	11,943	7,726
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock
Class B common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock
Common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock